Registration  Nos. 333-32723
                                                              811-08321
==============================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                             --------------------

                                    FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
          Pre-Effective Amendment No.                                  [ ]
          Post-Effective Amendment No. 8                               [X]

                                     and/or


 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
          Amendment No. 9                                              [X]

                        (Check appropriate box or boxes.)

                        INVESTORS MARK SERIES FUND, INC.
               -------------------------------------------------
              (Exact name of registrant as specified in charter)

     700  Karnes  Boulevard
     Kansas  City,  Missouri                                          64108
     ----------------------------------------                       ----------
     (Address  of  Principal  Executive  Offices)                   (Zip Code)



Registrant's  Telephone  Number,  Including  Area  Code      (816)  751-5900

                             Michael A. Smoots, Jr., Esq.
                              700 Karnes Boulevard
                           Kansas City, Missouri 64108

                     (Name and Address of Agent For Service)

                                   Copies to:

Raymond  A.  O'Hara  III,  Esq.
Blazzard,  Grodd  &  Hasenauer,  P.C.
P.O. Box 5108 Westport, CT 06881 (203) 226-7866

It is proposed that this filing will become effective:

    _____ immediately upon filing pursuant to paragraph (b)
    __X__ on May 1, 2003 pursuant to paragraph (b)
    _____ 60 days after filing pursuant to paragraph (a)(1)
    _____ on (date) pursuant to paragraph (a)(1)


If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Investment Company Shares


                        INVESTORS MARK SERIES FUND, INC.

                              CROSS REFERENCE SHEET
                          (as required by Rule 404 (c))



N-1A
--------
Item No.                                         Location
--------

                                     PART A

Item 1.   Front and Back Cover Pages.............  Front and Back Cover Pages

Item 2.   Risk/Return Summary: Investments,

          Risks and Performance..................  Summary

Item 3.   Risk/Return Summary: Fee Table.........  Expense Table

Item 4.   Investment Objectives, Principal
          Investment Strategies, and Related
          Risks..................................  Summary; More About Portfolio
                                                   Investments

Item 5.   Management's Discussion of Fund
          Performance............................  Not Applicable

Item 6.   Management, Organization, and
          Capital Structure......................  Management of the Fund

Item 7.   Shareholder Information................  Summary

Item 8.   Distribution Arrangements..............  Not Applicable

Item 9.   Financial Highlight Information........  Financial Highlights

                                     PART B

Item 10.  Cover Page and Table of Contents.......  Cover Page and Table of Contents

Item 11.  Fund History...........................  General Information and History;
                                                   General Information

Item 12.  Description of the Fund and Its
          Investments and Risks..................  Investment Objectives and
                                                   Policies; Additional Investment
                                                   Risks

Item 13.  Management of the Fund.................  Directors and Officers of the
                                                   Fund
Item 14.  Control Persons and Principal
          Holders of Securities..................  Control Persons and Principal
                                                   Shareholders

Item 15.  Investment Advisory and Other
          Services...............................  The Adviser; Sub-Advisers

Item 16.  Brokerage Allocations and Other
          Practices..............................  Portfolio Transactions

Item 17.  Capital Stock and Other
          Securities.............................  Description of Shares

Item 18.  Purchase, Redemption and
          Pricing of Shares......................  Purchase and Redemption of
                                                   Shares; Determination of Net
                                                   Asset Value

Item 19.  Taxation of the Fund...................  Taxes

Item 20.  Underwriters...........................  The Distributor

Item 21.  Calculation of Performance Data........  Performance Information

Item 22.  Financial Statements...................  Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

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The  Prospectus,  Statement of  Additional  Information  and Part C contained in
Post-Effective Amendment No. 7 (File Nos. 333-32723 and 811-08321) filed on February 28, 2003 are incorporated herein by reference. The purpose of this
Post-Effective   Amendment  No.  8  is  to  delay  the  effective  date  of  the registration statement.

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                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Kansas City, and State of Missouri, on the 29th day of April, 2003.

                                   INVESTORS MARK SERIES FUND, INC.
                                   ------------------------------------
                                          Registrant

                               By:  /s/STEPHEN S. SODEN
                                    -----------------------------------
                                    Stephen S. Soden
                                    President


Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE AND TITLE                                              DATE



/s/STEPHEN S. SODEN
--------------------               President and Principal       4/29/03
Stephen S. Soden                   Executive Officer             --------


/s/P. BRADLEY ADAMS
--------------------               Principal Financial Officer   4/29/03
P. Bradley Adams                   and Principal Accounting      --------
                                     Officer

NORSE N. BLAZZARD*
--------------------               Director                      4/29/03
Norse N. Blazzard                                                --------



WILLIAM H. RUSSELL*
--------------------               Director                      4/29/03
William H. Russell                                               --------


H. DAVID RYBOLT*
--------------------               Director                      4/29/03
H. David Rybolt                                                  --------

JAMES SEWARD*
--------------------               Director                      4/29/03
James Seward                                                     --------



                                      *By:/s/STEPHEN S. SODEN
                                         -----------------------------------
                                         Stephen S. Soden, Attorney-in-Fact